Schedule of Investments (unaudited)
June 30, 2025
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds
Alaska — 0.4%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, (Federal Home Loan Bank SBPA), 1.87%, 07/07/25(a)	USD	495	$ 495,000
Arizona — 3.1%
Arizona Health Facilities Authority, RB, Series C, VRDN, (Bank of America NA LOC), 4.00%, 07/01/25(a)		2,900	2,900,000
City of Mesa Utility System Revenue, RB, (AGM), 5.00%, 07/01/26		675	689,785
			3,589,785
Colorado — 1.2%
City of Colorado Springs Utilities System Revenue, RB, Series B, VRDN, (Barclays Bank plc SBPA), 1.80%, 07/07/25(a)		1,400	1,400,000
Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, Sub- Series C-3, VRDN, (Royal Bank of Canada SBPA), 1.92%, 07/07/25(a)		725	725,000
Florida — 1.9%
City of Gainesville Utilities System Revenue, Refunding RB, Series B, VRDN, (Truist Bank SBPA), 4.00%, 07/01/25(a)		400	400,000
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 1.90%, 07/07/25(a)		400	400,000
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 1.95%, 07/07/25(a)		1,400	1,400,000
			2,200,000
Illinois — 5.4%
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.00%, 12/01/25		740	746,479
DuPage County Forest Preserve District, GO, 5.00%, 11/01/25		775	780,312
Illinois Finance Authority
RB, Sub-Series D, VRDN, 1.75%, 07/07/25(a)		2,900	2,900,000
Refunding RB, VRDN, (BMO Harris Bank NA LOC), 1.80%, 07/07/25(a)		1,895	1,895,000
			6,321,791
Indiana — 0.6%
Indiana Finance Authority, RB, Series F, VRDN, (Barclays Bank plc LOC), 1.75%, 07/07/25(a)		750	750,000
Iowa — 1.5%
Iowa Finance Authority
RB, Series D, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 1.92%, 07/07/25(a)		550	550,000
RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 1.92%, 07/07/25(a)		1,200	1,200,000
			1,750,000
Louisiana — 2.6%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-2, VRDN, (TD Bank NA LOC), 3.95%, 07/01/25(a)		3,000	3,000,000
Security		Par (000)	Value
Maryland — 1.4%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, VRDN, (TD Bank NA LOC), 2.50%, 07/07/25(a)	USD	300	$ 300,000
Montgomery County Housing Opportunities Commission, Refunding RB, Series A, VRDN, (FNMA COL), (TD Bank NA LOC), 3.95%, 07/01/25(a)		1,300	1,300,000
			1,600,000
Massachusetts — 4.0%
Massachusetts Bay Transportation Authority
RB, TECP, (TD Bank NA SBPA), 2.97%, 07/10/25		1,000	999,999
RB, TECP, 3.00%, 07/10/25		1,000	999,998
Massachusetts Development Finance Agency, RB, Series K-1, VRDN, (Wells Fargo Bank NA SBPA), 1.50%, 07/07/25(a)		1,250	1,250,000
Massachusetts Water Resources Authority, GO, TECP, (TD Bank NA LOC), 3.05%, 08/06/25		1,400	1,400,123
			4,650,120
Michigan — 1.7%
Oakland University, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 1.75%, 07/07/25(a)		2,000	2,000,000
Minnesota — 1.1%
City of Minneapolis, RB, VRDN, (Wells Fargo Bank NA SBPA), 1.92%, 07/07/25(a)		1,300	1,300,000
Mississippi — 7.1%
Mississippi Business Finance Corp.
RB, Series B, VRDN, 1.90%, 07/07/25(a)		480	480,000
RB, Series I, VRDN, 3.65%, 07/01/25(a)		1,330	1,330,000
RB, Series K, VRDN, 3.90%, 07/01/25(a)		2,970	2,970,000
RB, Series L, VRDN, 3.90%, 07/01/25(a)		2,600	2,600,000
Mississippi Development Bank, RB, Series A, 5.00%, 05/01/26		850	864,990
			8,244,990
Nebraska — 3.9%
Lincoln Nebraska Electric, RB, TECP, (JPMorgan Chase Bank NA SBPA), 3.00%, 08/04/25		2,000	2,000,077
Nebraska Investment Finance Authority, RB, AMT, Series C, VRDN, (GNMA/FNMA/FHLMC COL), (Federal Home Loan Bank SBPA), 1.80%, 07/07/25(a)		2,525	2,525,000
			4,525,077
New Hampshire — 3.0%
New Hampshire Business Finance Authority, RB, Series B, VRDN, (Truist Bank LOC), 4.05%, 07/01/25(a)		3,500	3,500,000
New Jersey — 2.4%
Borough of Pompton Lakes, GO, BAN, 4.00%, 06/05/26		400	404,048
Essex County Improvement Authority, Refunding RB, (County GTD), 5.00%, 03/17/26		350	355,281
Township of Egg Harbor, GO, BAN, 4.00%, 08/07/25		1,000	1,001,132
Township of Maplewood, GO, BAN, 4.00%, 10/07/25		1,000	1,002,547
			2,763,008
New York — 18.4%
City of New York, GO, Sub-Series B-5, VRDN, (Barclays Bank plc SBPA), 3.90%, 07/01/25(a)		2,400	2,400,000
Honeoye Falls-Lima Central School District, GO, BAN, 06/25/26(b)		600	606,304
Metropolitan Transportation Authority, RB, Sub-Series E-1, VRDN, (Barclays Bank plc LOC), 3.90%, 07/01/25(a)		800	800,000
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series A-1, VRDN, (TD Bank NA LOC), 3.95%, 07/01/25(a)		3,565	3,565,000

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
New York City Housing Development Corp.
RB, Series A, VRDN, (Fannie Mae LIQ), (Fannie Mae LOC), 1.75%, 07/07/25(a)	USD	850	$ 850,000
RB, Series E, VRDN, 3.30%, 12/22/25(a)		525	525,040
New York City Municipal Water Finance Authority
Refunding RB, Series BB, VRDN, (Mizuho Bank Ltd. SBPA), 3.90%, 07/01/25(a)		3,000	3,000,000
Refunding RB, Sub-Series BB-4, VRDN, (Barclays Bank plc SBPA), 3.90%, 07/01/25(a)		2,900	2,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Series E-4, VRDN, (JPMorgan Chase Bank NA SBPA), 4.00%, 07/01/25(a)		3,000	3,000,000
RB, Sub-Series A-4, VRDN, (Barclays Bank plc SBPA), 3.90%, 07/01/25(a)		2,000	2,000,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 1.70%, 07/07/25(a)		900	900,000
Schodack Central School District, GO, Refunding, BAN, 4.00%, 07/15/25		1,000	1,000,302
			21,546,646
North Carolina — 4.0%
Charlotte-Mecklenburg Hospital Authority (The), Refunding RB, Series E, VRDN, (Royal Bank of Canada LOC), 3.85%, 07/01/25(a)		3,700	3,700,000
State of North Carolina, Refunding RB, 5.00%, 03/01/26		1,000	1,015,033
			4,715,033
North Dakota — 1.7%
North Dakota HFA, RB, Series E, VRDN, (TD Bank NA SBPA), 1.97%, 07/07/25(a)		2,020	2,020,000
Ohio — 1.6%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, (BMO Harris Bank NA LOC), 2.35%, 07/07/25(a)		1,000	1,000,000
City of Hamilton, GO, Refunding, BAN, 4.00%, 12/17/25		500	502,297
City of Miamisburg, GO, BAN, 3.75%, 02/10/26		400	402,132
			1,904,429
Pennsylvania — 3.7%
Northampton County General Purpose Authority, RB, Series B, VRDN, (TD Bank NA LOC), 3.95%, 07/01/25(a)		3,800	3,800,000
Pennsylvania Turnpike Commission, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 1.92%, 07/07/25(a)		550	550,000
			4,350,000
South Carolina — 3.0%
South Carolina Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 1.92%, 07/07/25(a)		1,405	1,405,000
South Carolina Jobs EDA, RB, Series B, VRDN, (Federal Home Loan Bank LOC), 2.02%, 07/07/25(a)		2,100	2,100,000
			3,505,000
South Dakota — 0.9%
South Dakota HDA, Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 1.87%, 07/07/25(a)		1,025	1,025,000
Tennessee — 0.5%
Tennessee Housing Development Agency, Refunding RB, Series 3-C, VRDN, 3.50%, 10/01/25(a)		550	549,113
Security		Par (000)	Value
Texas — 13.8%
City of Austin Electric Utility System Revenue, GO, TECP, (JPMorgan Chase Bank NA SBPA), 3.00%, 09/03/25	USD	2,000	$ 2,000,166
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Series B, VRDN, 4.00%, 07/01/25(a)		1,650	1,650,000
Harris County Health Facilities Development Corp., Refunding RB, Series A-2, VRDN, 4.00%, 07/01/25(a)		3,600	3,600,000
Lewisville ISD, GO, (Permanent School Fund Guaranteed), 5.00%, 08/15/26		500	512,746
Permanent University Fund
RB, TECP, 2.85%, 07/01/25		1,000	1,000,003
RB, TECP, 2.85%, 07/01/25		1,000	1,000,002
RB, TECP, 2.98%, 10/21/25		1,000	1,000,124
Plano ISD, GO, (Permanent School Fund GTD), 5.00%, 02/15/26		900	913,005
State of Texas
GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 1.80%, 07/07/25(a)		100	100,000
GO, Series B, VRDN, 2.50%, 07/07/25(a)		800	800,000
GO, VRDN, (Federal Home Loan Bank SBPA), 1.80%, 07/07/25(a)		2,115	2,115,000
University of Texas
RB, TECP, Series A, 3.00%, 09/30/25		500	500,051
RB, TECP, Series C, 3.05%, 07/23/25		1,000	1,000,180
			16,191,277
Virginia — 0.8%
Fairfax County IDA, Refunding RB, Series C, VRDN, 1.95%, 07/07/25(a)		940	940,000
Washington — 3.6%
County of King Sewer Revenue, Refunding RB, VRDN, (Bank of America NA SBPA), 3.90%, 07/01/25(a)		4,200	4,200,000
Wisconsin — 4.8%
Port Washington-Saukville School District, GO, 5.00%, 04/01/26		100	101,560
University of Wisconsin Hospitals & Clinics Authority, Refunding RB, Series C, VRDN, (BMO Harris Bank NA SBPA), 3.80%, 07/01/25(a)		2,940	2,940,000
Wisconsin Housing & EDA Home Ownership Revenue
RB, Series B, VRDN, (Federal Home Loan Bank LIQ), 1.92%, 07/07/25(a)		500	500,000
RB, AMT, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 1.92%, 07/07/25(a)		2,100	2,100,000
			5,641,560
Wyoming — 1.5%
Wyoming Community Development Authority, RB, Series 4, VRDN, (Bank of America NA SBPA), 1.93%, 07/07/25(a)		1,800	1,800,000
Total Investments — 100.2% (Cost: $117,185,918)			117,202,829
Liabilities in Excess of Other Assets — (0.2)%			(268,216)
Net Assets — 100.0%			$ 116,934,613

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	When-issued security.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series V Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 117,202,829	$ —	$ 117,202,829

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COL	Collateralized
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note